Plan Interest in Master Trust Investment Income (Details) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Net Asset Available for Benefit [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 350,042,755	$ 210,964,618
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	6,300,241	7,480,197
EBP, Change in Net Asset Available for Benefit Net Income Additions	356,342,996	218,444,815
EBP Plan's interest in Master Trust Investment Income	$ 356,342,996	$ 186,831,277
EBP, Plan's interest in Net Assets of Master Plan's percentage	89.90%	89.07%
EBP, Nonconsolidated, Master Trust [Member]
EBP, Net Asset Available for Benefit [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 389,872,410
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	7,716,030
EBP, Change in Net Asset Available for Benefit Net Income Additions	$ 397,588,440